Accumulated Other Comprehensive Income (Loss) - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ (588,975,000)	$ 102,736,000	$ 102,736,000	$ 214,945,000	$ 201,065,000
Adjusted balance at January 1, 2018						$ 80,016,000
Unrealized gain on derivatives recognized through Accumulated other comprehensive income (loss), net of income tax of $0		13,668,000	12,882,000	(3,842,000)	(2,673,000)
Reclassifications of unrealized loss on derivatives into Net loss, net of income tax of $0	(468,000)	738,000	1,496,000	5,424,000	7,262,000
Total other comprehensive income (loss), net of tax	(468,000)	14,406,000	14,378,000	1,582,000	4,589,000
Ending Balance	(623,775,000)	68,220,000	(588,975,000)	102,736,000	214,945,000
Unrealized loss on derivatives recognized through Accumulated other comprehensive loss, tax		0	0	0	0
Reclassifications of unrealized loss on derivatives into Net loss, tax	0	0	0	0	0
AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	7,608,000	(7,375,000)	(7,375,000)	(8,957,000)	(13,546,000)
Adjusted balance at January 1, 2018						(6,770,000)
Total other comprehensive income (loss), net of tax	(468,000)	14,406,000	14,378,000	1,582,000	4,589,000
Ending Balance	$ 7,140,000	$ 7,636,000	$ 7,608,000	$ (7,375,000)	$ (8,957,000)
Accounting Standards Update 2017-12
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Impact of adoption of ASU 2017-12						605,000
Accounting Standards Update 2017-12 | AOCI Attributable to Parent
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Impact of adoption of ASU 2017-12						$ 605,000